Consolidated Statements of Changes in Equity ₪ in Millions, $ in Millions		ILS (₪) shares		USD ($) shares		Share capital ILS (₪) shares		Share capital USD ($) shares		Share premium ILS (₪)	Treasury shares ILS (₪)	Other reserves ILS (₪)	Accumulated deficit ILS (₪)	Total ILS (₪)	Non-controlling interest ILS (₪)
Balance at Dec. 31, 2014		₪ 2,766					[1]		[1]	₪ 658	₪ (169)	₪ (59)	₪ (613)	₪ (183)	₪ 2,949
Balance, shares at Dec. 31, 2014 | shares	[2]					19,203,186		19,203,186
Changes during:
Exercise of options in subsidiary		19										1		1	18
Dividends to non-controlling interests		(1,274)													(1,274)
Other comprehensive profit (loss), net of tax		7										2		2	5
Net profit (loss) for the year		1,083											87	87	996
Comprehensive profit (loss) for the year		1,090										2	87	89	1,001
Balance at Dec. 31, 2015		2,601					[1]			658	(169)	(56)	(526)	(93)	2,694
Balance, shares at Dec. 31, 2015 | shares	[2]					19,203,186		19,203,186
Changes during:
Exercise of options in subsidiary		5										1		1	4
Transactions with non-controlling interest interest, net of tax		894											492	492	402
Dividends to non-controlling interests		(1,187)													(1,187)
Other comprehensive profit (loss), net of tax		(15)										3	(7)	(4)	(11)
Net profit (loss) for the year		439											(202)	(202)	641
Comprehensive profit (loss) for the year		424										3	(209)	(206)	630
Balance at Dec. 31, 2016		₪ 2,737		$ 789			[1]		[1]	658	(169)	(52)	(243)	194	(2,543)
Balance, shares at Dec. 31, 2016 | shares	[2]	19,203,186		19,203,186		19,203,186		19,203,186
Changes during:
Dividends to non-controlling interests		₪ (948)		$ (274)											(948)
Other comprehensive profit (loss), net of tax		(8)	[3]	(2)								1	(3)	(2)	(6)
Net profit (loss) for the year		675	[3]	195									(15)	(15)	690
Comprehensive profit (loss) for the year		667	[3]	193								1	(18)	(17)	684
Balance at Dec. 31, 2017		₪ 2,456		$ 708			[1]		[1]	₪ 658	₪ (169)	₪ (51)	₪ (261)	₪ 177	₪ 2,279
Balance, shares at Dec. 31, 2017 | shares		19,203,186	[2]	19,203,186	[2]	19,203,186		19,203,186

[1]	Represent an amount less than NIS 1.
[2]	Net of treasury shares.
[3]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.